Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	$ (61,946)	¥ (401,275)	¥ (328,477)	¥ (47,003)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	6,409	41,518	16,835	(25,222)
Other comprehensive (loss) income, net of tax of nil	6,409	41,518	16,835	(25,222)
Comprehensive loss	(55,537)	(359,757)	(311,642)	(72,225)
Comprehensive income attributable to noncontrolling interest	(4,141)	(26,824)	(20,003)	(1,223)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (59,678)	¥ (386,581)	¥ (331,645)	¥ (73,448)